Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Ranges of Estimated Useful Lives For Property and Equipment	The ranges of estimated useful lives for property and equipment categories are as follows:

Equipment and Furniture	3 - 10 years
Software	3 - 7 years
Leasehold improvements	2 - 15 years
Buildings and building improvements	10 - 40 years

Schedule of Amortizable Intangible Assets
Intangible assets consist primarily of customer relationships and lists, vendor lists, and trade name and others. Amortization is based on the pattern in which the economic benefits of the intangible assets will be consumed or on a straight-line basis when the consumption pattern is not apparent over the following useful lives:

Customer relationships and lists	4 - 15 years
Vendor lists	10 years
Trade name and others	1- 10 years